Commitments and contingencies - Agreement with Digital Energy Corp. (Details) (USD $)	Oct. 26, 2011 Financial guarantee	Mar. 31, 2014 Revolving credit facility	Dec. 31, 2013 Revolving credit facility	Mar. 31, 2014 Chief Executive Officer (John N. Hatsopoulos) Letter of credit	Dec. 31, 2013 Chief Executive Officer (John N. Hatsopoulos) Letter of credit
Guarantor Obligations [Line Items]
Letter of credit outstanding	$ 180,000	$ 583,073	$ 583,073
Certificate of deposit securing letter of credit	180,000
Promissory note receivable amount	180,000
Promissory note receivable, stated interest rate	6.00%
Collateralized financings				$ 1,055,000	$ 1,055,000